As filed with the Securities and Exchange Commission on March 2, 2001 Registration Nos.
33-88460
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 11                           [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 40                                                 [X]
                    (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and address of agent for service)

                       Copies of all communications to:

           Diane N. Ledger                          Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert Price & Rhoads
           P. O. Box 9000                           1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[_]  on _______________ pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[X]  on May 1, 2001 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Portfolios Variable Annuity individual flexible premium variable annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000955, filed on April 21, 2000, as supplemented in Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-002450, filed on December 7, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant's Form 497, File No. 33-88460, Accession No. 0001017062-00-002105, filed on October 2, 2000, and incorporated by reference herein.)

                  Supplement Dated May 01, 2001 to Prospectus
             Dated May 1, 2000 as supplemented on January 2, 2001
              for Pacific Portfolios, a variable annuity contract
                   issued by Pacific Life Insurance Company


Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement, which amends the Prospectus, describes the optional Guaranteed Earnings Enhancement Rider ("GEE Rider").

The AN OVERVIEW OF PACIFIC PORTFOLIOS ("The Death Benefit") section on page 5 of the Prospectus is amended as follows:

Guaranteed Earnings Enhancement (GEE) Rider (Optional)

The Guaranteed Earnings Enhancement (GEE) Rider provides for an additional amount ("GEE Amount") to be included in the death benefit proceeds when such proceeds become payable as a result of the Annuitant's death. You may buy the GEE Rider on the Contract Date or on the first Contract Anniversary For Contracts issued prior to May 1, 2001, the GEE Rider may be purchased on any Contract Anniversary through December 31, 2002.

If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

The GEE Rider is not available in all states. Ask your registered representative about its current availability in your state of residence.

The expense table under Contract Expenses on page 6 of the Prospectus has been revised by adding:

Guaranteed Earnings Enhancement (GEE) Rider Charge, (Calculated
as a percentage of Contract Value) /7/        0.25%

/7/If you buy the GEE Rider (subject to state availability), we deduct this charge proportionately from your Investment Options (in arrears) on each Contract Anniversary, and when you make a full withdrawal, if the GEE Rider is in effect on that date.

The information under Examples on page 8 of the Prospectus has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume an annual return of 5%.

without any Rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR), or the Guaranteed Earnings Enhancement (GEE) Rider, and/or the Guaranteed Income Advantage (GIA) Rider.

with EGMDBR reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, but not the GEE or GIA Riders. These expenses depend on the age of the youngest Annuitant on the Contract Date.

with EGMDBR and GEE Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

with EGMDBR and GIA Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed Income Advantage Rider.

with EGMDBR, GEE and GIA Riders reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, the Guaranteed Earnings Enhancement Rider and the Guaranteed Income Advantage Rider.

with GEE Rider reflects the expenses you would pay if you bought the optional Guaranteed Earnings Enhancement Rider, but not the optional EGMDBR and/or GIA riders.

with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the optional EGMDBR and/or GEE riders.

with GEE and GIA Riders reflects the expenses you would pay if you bought the optional Guaranteed Earnings Enhancement Rider and the Guaranteed Income Advantage Rider.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Blue Chip
without any rider                              88    78   133   282         88   132   160   282          25    78   133   282
with EGMDBR (age 0-65)                         89    81   138   292         89   135   165   292          26    81   138   292
with EGMDBR (age 0-65) and GEE Rider           92    88   150   317         92   142   177   317          29    88   150   317
with EGMDBR (age 0-65) and GIA Rider           92    90   153   321         92   144   180   321          29    90   153   321
with EGMDBR (age 0-65), GEE and GIA Riders     95    97   165   345         95   151   192   345          32    97   165   345
with EGMDBR (age 66-75)                        91    87   148   312         91   141   175   312          28    87   148   312
with EGMDBR (age 66-75) and GEE Rider          94    94   160   336         94   148   187   336          31    94   160   336
with EGMDBR (age 66-75) and GIA Rider          94    96   163   341         94   150   190   341          31    96   163   341
with EGMDBR (age 66-75), GEE and GIA Riders    97   103   175   364         97   157   202   364          34   103   175   364
with GEE Rider                                 91    85   145   307         91   139   172   307          28    85   145   307
with GIA Rider                                 91    87   148   312         91   141   175   312          28    87   148   312
with GEE and GIA Riders                        94    94   160   336         94   148   187   336          31    94   160   336
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
without any rider                              89    79   135   287         89   133   162   287          26    79   135   287
with EGMDBR (age 0-65)                         90    82   140   297         90   136   167   297          27    82   140   297
with EGMDBR (age 0-65) and GEE Rider           92    90   153   321         92   144   180   321          29    90   153   321
with EGMDBR (age 0-65) and GIA Rider           93    91   155   326         93   145   182   326          30    91   155   326
with EGMDBR (age 0-65), GEE and GIA Riders     95    99   167   350         95   153   194   350          32    99   167   350
with EGMDBR (age 66-75)                        92    88   150   316         92   142   177   316          29    88   150   316
with EGMDBR (age 66-75) and GEE Rider          94    96   163   340         94   150   190   340          31    96   163   340
with EGMDBR (age 66-75) and GIA Rider          95    97   165   345         95   151   192   345          32    97   165   345
with EGMDBR (age 66-75), GEE and GIA Riders    97   105   177   369         97   159   204   369          34   105   177   369
with GEE Rider                                 91    87   148   312         91   141   175   312          28    87   148   312
with GIA Rider                                 92    88   150   316         92   142   177   316          29    88   150   316
with GEE and GIA Riders                        94    96   163   340         94   150   190   340          31    96   163   340
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity
without any rider                              87    73   124   265         87   127   151   265          24    73   124   265
with EGMDBR (age 0-65)                         88    76   129   275         88   130   156   275          25    76   129   275
with EGMDBR (age 0-65) and GEE                 90    83   142   300         90   137   169   300          27    83   142   300
with EGMDBR (age 0-65) and GIA                 91    85   144   305         91   139   171   305          28    85   144   305
with EGMDBR (age 0-65), GEE and GIA            93    92   157   329         93   146   184   329          30    92   157   329
with EGMDBR (age 66-75)                        90    82   139   295         90   136   166   295          27    82   139   295
with EGMDBR (age 66-75) and GEE                92    89   152   320         92   143   179   320          29    89   152   320
with EGMDBR (age 66-75) and GIA                93    91   154   325         93   145   181   325          30    91   154   325
with EGMDBR (age 66-75), GEE and GIA           95    98   167   348         95   152   194   348          32    98   167   348
with GEE                                       89    80   137   290         89   134   164   290          26    80   137   290
with GIA                                       90    82   139   295         90   136   166   295          27    82   139   295
with GEE and GIA                               92    89   152   320         92   143   179   320          29    89   152   320
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
without any rider                              91    86   147   309         91   140   174   309          28    86   147   309
with EGMDBR: age 0-65                          92    89   152   319         92   143   179   319          29    89   152   319
with EGMDBR: age 0-65 and GEE Rider            95    97   164   343         95   151   191   343          32    97   164   343
with EGMDBR: age 0-65 and GIA Rider            95    98   166   348         95   152   193   348          32    98   166   348
with EGMDBR: age 0-65, GEE and GIA Riders      98   106   179   371         98   160   206   371          35   106   179   371
with EGMDBR: age 66-75                         94    95   161   338         94   149   188   338          31    95   161   338
with EGMDBR: age 66-75 and GEE Rider           97   103   174   362         97   157   201   362          34   103   174   362
with EGMDBR: age 66-75 and GIA Rider           97   104   176   366         97   158   203   366          34   104   176   366
with EGMDBR: age 66-75, GEE and GIA Riders    100   111   188   389        100   165   215   389          37   111   188   389
with GEE Rider                                 94    94   159   333         94   148   186   333          31    94   159   333
with GIA Rider                                 94    95   161   338         94   149   188   338          31    95   161   338
with GEE and GIA Riders                        97   103   174   362         97   157   201   362          34   103   174   362
-------------------------------------------------------------------------------------------------------------------------------
Diversified Research
without any rider                              88    77   132   280         88   131   159   280          25    77   132   280
with EGMDBR: age 0-65                          89    80   137   290         89   134   164   290          26    80   137   290
with EGMDBR: age 0-65 and GEE Rider            92    88   149   315         92   142   176   315          29    88   149   315
with EGMDBR: age 0-65 and GIA Rider            92    89   152   319         92   143   179   319          29    89   152   319
with EGMDBR: age 0-65, GEE and GIA Riders      95    97   164   343         95   151   191   343          32    97   164   343
with EGMDBR: age 66-75                         91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR: age 66-75 and GEE Rider           94    94   159   334         94   148   186   334          31    94   159   334
with EGMDBR: age 66-75 and GIA Rider           94    95   162   339         94   149   189   339          31    95   162   339
with EGMDBR: age 66-75, GEE and GIA Riders     97   103   174   362         97   157   201   362          34   103   174   362
with GEE Rider                                 91    85   144   305         91   139   171   305          28    85   144   305
with GIA Rider                                 91    86   147   310         91   140   174   310          28    86   147   310
with GEE and GIA Riders                        94    94   159   334         94   148   186   334          31    94   159   334
-------------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity
without any rider                              85    68   117   250         85   122   144   250          22    68   117   250
with EGMDBR (age 0-65)                         86    71   122   260         86   125   149   260          23    71   122   260
with EGMDBR (age 0-65) and GEE                 89    79   134   285         89   133   161   285          26    79   134   285
with EGMDBR (age 0-65) and GIA                 89    80   137   290         89   134   164   290          26    80   137   290
with EGMDBR (age 0-65), GEE and GIA            92    88   149   315         92   142   176   315          29    88   149   315
with EGMDBR (age 66-75)                        88    77   132   280         88   131   159   280          25    77   132   280
with EGMDBR (age 66-75) and GEE                91    85   144   305         91   139   171   305          28    85   144   305
with EGMDBR (age 66-75) and GIA                91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR (age 66-75), GEE and GIA           94    94   159   334         94   148   186   334          31    94   159   334
with GEE                                       88    76   129   275         88   130   156   275          25    76   129   275
with GIA                                       88    77   132   280         88   131   159   280          25    77   132   280
with GEE and GIA                               91    85   144   305         91   139   171   305          28    85   144   305
-------------------------------------------------------------------------------------------------------------------------------
International Large Cap
without any rider                              90    83   141   299         90   137   168   299          27    83   141   299
with EGMDBR (age 0-65)                         91    86   146   309         91   140   173   309          28    86   146   309
with EGMDBR (age 0-65) and GEE                 94    93   159   333         94   147   186   333          31    93   159   333
with EGMDBR (age 0-65) and GIA                 94    95   161   337         94   149   188   337          31    95   161   337
with EGMDBR (age 0-65), GEE and GIA            97   102   173   361         97   156   200   361          34   102   173   361
with EGMDBR (age 66-75)                        93    92   156   328         93   146   183   328          30    92   156   328
with EGMDBR (age 66-75) and GEE                96    99   168   352         96   153   195   352          33    99   168   352
with EGMDBR (age 66-75) and GIA                96   101   171   356         96   155   198   356          33   101   171   356
with EGMDBR (age 66-75), GEE and GIA           99   108   183   379         99   162   210   379          36   108   183   379
with GEE                                       93    90   154   323         93   144   181   323          30    90   154   323
with GIA                                       93    92   156   328         93   146   183   328          30    92   156   328
with GEE and GIA                               96    99   168   352         96   153   195   352          33    99   168   352
-------------------------------------------------------------------------------------------------------------------------------
Equity
without any rider                              85    68   117   250         85   122   144   250          22    68   117   250
with EGMDBR: age 0-65                          86    71   122   260         86   125   149   260          23    71   122   260
with EGMDBR: age 0-65 and GEE Rider            89    79   134   285         89   133   161   285          26    79   134   285
with EGMDBR: age 0-65 and GIA Rider            89    80   137   290         89   134   164   290          26    80   137   290
with EGMDBR: age 0-65, GEE and GIA Riders      92    88   149   315         92   142   176   315          29    88   149   315
with EGMDBR: age 66-75                         88    77   132   280         88   131   159   280          25    77   132   280
with EGMDBR: age 66-75 and GEE Rider           91    85   144   305         91   139   171   305          28    85   144   305
with EGMDBR: age 66-75 and GIA Rider           91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR: age 66-75, GEE and GIA Riders     94    94   159   334         94   148   186   334          31    94   159   334
with GEE Rider                                 88    76   129   275         88   130   156   275          25    76   129   275
with GIA Rider                                 88    77   132   280         88   131   159   280          25    77   132   280
with GEE and GIA Riders                        91    85   144   305         91   139   171   305          28    85   144   305
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
I-Net Tollkeeper
without any rider                              94    95   162   339         94   149   189   339          31    95   162   339
with EGMDBR: age 0-65                          95    98   167   348         95   152   194   348          32    98   167   348
with EGMDBR: age 0-65 and GEE Rider            98   106   179   371         98   160   206   371          35   106   179   371
with EGMDBR: age 0-65 and GIA Rider            98   107   181   376         98   161   208   376          35   107   181   376
with EGMDBR: age 0-65, GEE and GIA Riders     101   115   193   398        101   169   220   398          38   115   193   398
with EGMDBR: age 66-75                         97   104   176   367         97   158   203   367          34   104   176   367
with EGMDBR: age 66-75 and GEE Rider          100   112   188   389        100   166   215   389          37   112   188   389
with EGMDBR: age 66-75 and GIA Rider          100   113   191   394        100   167   218   394          37   113   191   394
with EGMDBR: age 66-75, GEE and GIA Riders    103   120   203   416        103   174   230   416          40   120   203   416
with GEE Rider                                 97   103   174   362         97   157   201   362          34   103   174   362
with GIA Rider                                 97   104   176   367         97   158   203   367          34   104   176   367
with GEE and GIA Riders                       100   112   188   389        100   166   215   389          37   112   188   389
-------------------------------------------------------------------------------------------------------------------------------
Financial Services
without any rider                              90    83   142   301         90   137   169   301          27    83   142   301
with EGMDBR: age 0-65                          91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR: age 0-65 and GEE Rider            94    94   159   335         94   148   186   335          31    94   159   335
with EGMDBR: age 0-65 and GIA Rider            94    95   162   339         94   149   189   339          31    95   162   339
with EGMDBR: age 0-65, GEE and GIA Riders      97   103   174   363         97   157   201   363          34   103   174   363
with EGMDBR: age 66-75                         93    92   157   330         93   146   184   330          30    92   157   330
with EGMDBR: age 66-75 and GEE Rider           96   100   169   353         96   154   196   353          33   100   169   353
with EGMDBR: age 66-75 and GIA Rider           96   101   172   358         96   155   199   358          33   101   172   358
with EGMDBR: age 66-75, GEE and GIA Riders     99   109   184   381         99   163   211   381          36   109   184   381
with GEE Rider                                 93    91   155   325         93   145   182   325          30    91   155   325
with GIA Rider                                 93    92   157   330         93   146   184   330          30    92   157   330
with GEE and GIA Riders                        96   100   169   353         96   154   196   353          33   100   169   353
-------------------------------------------------------------------------------------------------------------------------------
Health Sciences
without any rider                              90    83   142   301         90   137   169   301          27    83   142   301
with EGMDBR: age 0-65                          91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR: age 0-65 and GEE Rider            94    94   159   335         94   148   186   335          31    94   159   335
with EGMDBR: age 0-65 and GIA Rider            94    95   162   339         94   149   189   339          31    95   162   339
with EGMDBR: age 0-65, GEE and GIA Riders      97   103   174   363         97   157   201   363          34   103   174   363
with EGMDBR: age 66-75                         93    92   157   330         93   146   184   330          30    92   157   330
with EGMDBR: age 66-75 and GEE Rider           96   100   169   353         96   154   196   353          33   100   169   353
with EGMDBR: age 66-75 and GIA Rider           96   101   172   358         96   155   199   358          33   101   172   358
with EGMDBR: age 66-75, GEE and GIA Riders     99   109   184   381         99   163   211   381          36   109   184   381
with GEE Rider                                 93    91   155   325         93   145   182   325          30    91   155   325
with GIA Rider                                 93    92   157   330         93   146   184   330          30    92   157   330
with GEE and GIA Riders                        96   100   169   353         96   154   196   353          33   100   169   353
-------------------------------------------------------------------------------------------------------------------------------
Technology
without any rider                              90    83   141   299         90   137   168   299          27    83   141   299
with EGMDBR (age 0-65)                         91    86   146   309         91   140   173   309          28    86   146   309
with EGMDBR (age 0-65) and GEE                 94    93   159   333         94   147   186   333          31    93   159   333
with EGMDBR (age 0-65) and GIA                 94    95   161   337         94   149   188   337          31    95   161   337
with EGMDBR (age 0-65), GEE and GIA            97   102   173   361         97   156   200   361          34   102   173   361
with EGMDBR (age 66-75)                        93    92   156   328         93   146   183   328          30    92   156   328
with EGMDBR (age 66-75) and GEE                96    99   168   352         96   153   195   352          33    99   168   352
with EGMDBR (age 66-75) and GIA                96   101   171   356         96   155   198   356          33   101   171   356
with EGMDBR (age 66-75), GEE and GIA           99   108   183   379         99   162   210   379          36   108   183   379
with GEE                                       93    90   154   323         93   144   181   323          30    90   154   323
with GIA                                       93    92   156   328         93   146   183   328          30    92   156   328
with GEE and GIA                               96    99   168   352         96   153   195   352          33    99   168   352
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications
without any rider                              90    83   141   299         90   137   168   299          27    83   141   299
with EGMDBR: age 0-65                          91    86   146   309         91   140   173   309          28    86   146   309
with EGMDBR: age 0-65 and GEE Rider            94    93   159   333         94   147   186   333          31    93   159   333
with EGMDBR: age 0-65 and GIA Rider            94    95   161   337         94   149   188   337          31    95   161   337
with EGMDBR: age 0-65, GEE and GIA Riders      97   102   173   361         97   156   200   361          34   102   173   361
with EGMDBR: age 66-75                         93    92   156   328         93   146   183   328          30    92   156   328
with EGMDBR: age 66-75 and GEE Rider           96    99   168   352         96   153   195   352          33    99   168   352
with EGMDBR: age 66-75 and GIA Rider           96   101   171   356         96   155   198   356          33   101   171   356
with EGMDBR: age 66-75, GEE and GIA Riders     99   108   183   379         99   162   210   379          36   108   183   379
with GEE Rider                                 93    90   154   323         93   144   181   323          30    90   154   323
with GIA Rider                                 93    92   156   328         93   146   183   328          30    92   156   328
with GEE and GIA Riders                        96    99   168   352         96   153   195   352          33    99   168   352
-------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy
without any rider                              85    68   117   250         85   122   144   250          22    68   117   250
with EGMDBR: age 0-65                          86    71   122   260         86   125   149   260          23    71   122   260
with EGMDBR: age 0-65 and GEE Rider            89    79   134   285         89   133   161   285          26    79   134   285
with EGMDBR: age 0-65 and GIA Rider            89    80   137   290         89   134   164   290          26    80   137   290
with EGMDBR: age 0-65, GEE and GIA Riders      92    88   149   315         92   142   176   315          29    88   149   315
with EGMDBR: age 66-75                         88    77   132   280         88   131   159   280          25    77   132   280
with EGMDBR: age 66-75 and GEE Rider           91    85   144   305         91   139   171   305          28    85   144   305
with EGMDBR: age 66-75 and GIA Rider           91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR: age 66-75, GEE and GIA Riders     94    94   159   334         94   148   186   334          31    94   159   334
with GEE Rider                                 88    76   129   275         88   130   156   275          25    76   129   275
with GIA Rider                                 88    77   132   280         88   131   159   280          25    77   132   280
with GEE and GIA Riders                        91    85   144   305         91   139   171   305          28    85   144   305
-------------------------------------------------------------------------------------------------------------------------------
Equity Income
without any rider                              85    68   117   250         85   122   144   250          22    68   117   250
with EGMDBR: age 0-65                          86    71   122   260         86   125   149   260          23    71   122   260
with EGMDBR: age 0-65 and GEE Rider            89    79   134   285         89   133   161   285          26    79   134   285
with EGMDBR: age 0-65 and GIA Rider            89    80   137   290         89   134   164   290          26    80   137   290
with EGMDBR: age 0-65, GEE and GIA Riders      92    88   149   315         92   142   176   315          29    88   149   315
with EGMDBR: age 66-75                         88    77   132   280         88   131   159   280          25    77   132   280
with EGMDBR: age 66-75 and GEE Rider           91    85   144   305         91   139   171   305          28    85   144   305
with EGMDBR: age 66-75 and GIA Rider           91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR: age 66-75, GEE and GIA Riders     94    94   159   334         94   148   186   334          31    94   159   334
with GEE Rider                                 88    76   129   275         88   130   156   275          25    76   129   275
with GIA Rider                                 88    77   132   280         88   131   159   280          25    77   132   280
with GEE and GIA Riders                        91    85   144   305         91   139   171   305          28    85   144   305
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Strategic Value
without any rider                              89    79   135   286         89   133   162   286          26    79   135   286
with EGMDBR: age 0-65                          90    82   140   296         90   136   167   296          27    82   140   296
with EGMDBR: age 0-65 and GEE Rider            92    89   152   320         92   143   179   320          29    89   152   320
with EGMDBR: age 0-65 and GIA Rider            93    91   155   325         93   145   182   325          30    91   155   325
with EGMDBR: age 0-65, GEE and GIA Riders      95    98   167   349         95   152   194   349          32    98   167   349
with EGMDBR: age 66-75                         92    88   150   316         92   142   177   316          29    88   150   316
with EGMDBR: age 66-75 and GEE Rider           94    95   162   340         94   149   189   340          31    95   162   340
with EGMDBR: age 66-75 and GIA Rider           95    97   165   344         95   151   192   344          32    97   165   344
with EGMDBR: age 66-75, GEE and GIA Riders     97   104   177   368         97   158   204   368          34   104   177   368
with GEE Rider                                 91    86   147   311         91   140   174   311          28    86   147   311
with GIA Rider                                 92    88   150   316         92   142   177   316          29    88   150   316
with GEE and GIA Riders                        94    95   162   340         94   149   189   340          31    95   162   340
-------------------------------------------------------------------------------------------------------------------------------
Growth LT
without any rider                              86    71   122   260         86   125   149   260          23    71   122   260
with EGMDBR: age 0-65                          87    74   127   270         87   128   154   270          24    74   127   270
with EGMDBR: age 0-65 and GEE Rider            90    82   139   295         90   136   166   295          27    82   139   295
with EGMDBR: age 0-65 and GIA Rider            90    83   142   300         90   137   169   300          27    83   142   300
with EGMDBR: age 0-65, GEE and GIA Riders      93    91   154   325         93   145   181   325          30    91   154   325
with EGMDBR: age 66-75                         89    80   137   290         89   134   164   290          26    80   137   290
with EGMDBR: age 66-75 and GEE Rider           92    88   149   315         92   142   176   315          29    88   149   315
with EGMDBR: age 66-75 and GIA Rider           92    89   152   320         92   143   179   320          29    89   152   320
with EGMDBR: age 66-75, GEE and GIA Riders     95    97   164   344         95   151   191   344          32    97   164   344
with GEE Rider                                 89    79   134   285         89   133   161   285          26    79   134   285
with GIA Rider                                 89    80   137   290         89   134   164   290          26    80   137   290
with GEE and GIA Riders                        92    88   149   315         92   142   176   315          29    88   149   315
-------------------------------------------------------------------------------------------------------------------------------
Focused 30
without any rider                              89    79   135   286         89   133   162   286          26    79   135   286
with EGMDBR: age 0-65                          90    82   140   296         90   136   167   296          27    82   140   296
with EGMDBR: age 0-65 and GEE Rider            92    89   152   320         92   143   179   320          29    89   152   320
with EGMDBR: age 0-65 and GIA Rider            93    91   155   325         93   145   182   325          30    91   155   325
with EGMDBR: age 0-65, GEE and GIA Riders      95    98   167   349         95   152   194   349          32    98   167   349
with EGMDBR: age 66-75                         92    88   150   316         92   142   177   316          29    88   150   316
with EGMDBR: age 66-75 and GEE Rider           94    95   162   340         94   149   189   340          31    95   162   340
with EGMDBR: age 66-75 and GIA Rider           95    97   165   344         95   151   192   344          32    97   165   344
with EGMDBR: age 66-75, GEE and GIA Riders     97   104   177   368         97   158   204   368          34   104   177   368
with GEE Rider                                 91    86   147   311         91   140   174   311          28    86   147   311
with GIA Rider                                 92    88   150   316         92   142   177   316          29    88   150   316
with GEE and GIA Riders                        94    95   162   340         94   149   189   340          31    95   162   340
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value
without any rider                              87    74   127   270         87   128   154   270          24    74   127   270
with EGMDBR: age 0-65                          88    77   132   280         88   131   159   280          25    77   132   280
with EGMDBR: age 0-65 and GEE Rider            91    85   144   305         91   139   171   305          28    85   144   305
with EGMDBR: age 0-65 and GIA Rider            91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR: age 0-65, GEE and GIA Riders      94    94   159   334         94   148   186   334          31    94   159   334
with EGMDBR: age 66-75                         90    83   142   300         90   137   169   300          27    83   142   300
with EGMDBR: age 66-75 and GEE Rider           93    91   154   324         93   145   181   324          30    91   154   324
with EGMDBR: age 66-75 and GIA Rider           93    92   157   329         93   146   184   329          30    92   157   329
with EGMDBR: age 66-75, GEE and GIA Riders     96   100   169   353         96   154   196   353          33   100   169   353
with GEE Rider                                 90    82   139   295         90   136   166   295          27    82   139   295
with GIA Rider                                 90    83   142   300         90   137   169   300          27    83   142   300
with GEE and GIA Riders                        93    91   154   324         93   145   181   324          30    91   154   324
-------------------------------------------------------------------------------------------------------------------------------
International Value
without any rider                              88    76   130   277         88   130   157   277          25    76   130   277
with EGMDBR: age 0-65                          89    79   135   287         89   133   162   287          26    79   135   287
with EGMDBR: age 0-65 and GEE Rider            91    87   148   312         91   141   175   312          28    87   148   312
with EGMDBR: age 0-65 and GIA Rider            92    88   150   317         92   142   177   317          29    88   150   317
with EGMDBR: age 0-65, GEE and GIA Riders      94    96   163   341         94   150   190   341          31    96   163   341
with EGMDBR: age 66-75                         91    85   145   307         91   139   172   307          28    85   145   307
with EGMDBR: age 66-75 and GEE Rider           93    93   158   331         93   147   185   331          30    93   158   331
with EGMDBR: age 66-75 and GIA Rider           94    94   160   336         94   148   187   336          31    94   160   336
with EGMDBR: age 66-75, GEE and GIA Riders     96   102   172   359         96   156   199   359          33   102   172   359
with GEE Rider                                 90    84   143   302         90   138   170   302          27    84   143   302
with GIA Rider                                 91    85   145   307         91   139   172   307          28    85   145   307
with GEE and GIA Riders                        93    93   158   331         93   147   185   331          30    93   158   331
-------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities
without any rider                              87    73   125   267         87   127   152   267          24    73   125   267
with EGMDBR: age 0-65                          88    76   130   277         88   130   157   277          25    76   130   277
with EGMDBR: age 0-65 and GEE Rider            90    84   143   302         90   138   170   302          27    84   143   302
with EGMDBR: age 0-65 and GIA Rider            91    85   145   307         91   139   172   307          28    85   145   307
with EGMDBR: age 0-65, GEE and GIA Riders      93    93   158   331         93   147   185   331          30    93   158   331
with EGMDBR: age 66-75                         90    82   140   297         90   136   167   297          27    82   140   297
with EGMDBR: age 66-75 and GEE Rider           92    90   153   322         92   144   180   322          29    90   153   322
with EGMDBR: age 66-75 and GIA Rider           93    91   155   326         93   145   182   326          30    91   155   326
with EGMDBR: age 66-75, GEE and GIA Riders     95    99   168   350         95   153   195   350          32    99   168   350
with GEE Rider                                 89    81   138   292         89   135   165   292          26    81   138   292
with GIA Rider                                 90    82   140   297         90   136   167   297          27    82   140   297
with GEE and GIA Riders                        92    90   153   322         92   144   180   322          29    90   153   322
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth
without any rider                              88    76   130   277         88   130   157   277          25    76   130   277
with EGMDBR: age 0-65                          89    79   135   287         89   133   162   287          26    79   135   287
with EGMDBR: age 0-65 and GEE Rider            91    87   148   312         91   141   175   312          28    87   148   312
with EGMDBR: age 0-65 and GIA Rider            92    88   150   317         92   142   177   317          29    88   150   317
with EGMDBR: age 0-65, GEE and GIA Riders      94    96   163   341         94   150   190   341          31    96   163   341
with EGMDBR: age 66-75                         91    85   145   307         91   139   172   307          28    85   145   307
with EGMDBR: age 66-75 and GEE Rider           93    93   158   331         93   147   185   331          30    93   158   331
with EGMDBR: age 66-75 and GIA Rider           94    94   160   336         94   148   187   336          31    94   160   336
with EGMDBR: age 66-75, GEE and GIA Riders     96   102   172   359         96   156   199   359          33   102   172   359
with GEE Rider                                 90    84   143   302         90   138   170   302          27    84   143   302
with GIA Rider                                 91    85   145   307         91   139   172   307          28    85   145   307
with GEE and GIA Riders                        93    93   158   331         93   147   185   331          30    93   158   331
-------------------------------------------------------------------------------------------------------------------------------
Global Growth
without any rider                              91    86   147   309         91   140   174   309          28    86   147   309
with EGMDBR: age 0-65                          92    89   152   319         92   143   179   319          29    89   152   319
with EGMDBR: age 0-65 and GEE Rider            95    97   164   343         95   151   191   343          32    97   164   343
with EGMDBR: age 0-65 and GIA Rider            95    98   166   348         95   152   193   348          32    98   166   348
with EGMDBR: age 0-65, GEE and GIA Riders      98   106   179   371         98   160   206   371          35   106   179   371
with EGMDBR: age 66-75                         94    95   161   338         94   149   188   338          31    95   161   338
with EGMDBR: age 66-75 and GEE Rider           97   103   174   362         97   157   201   362          34   103   174   362
with EGMDBR: age 66-75 and GIA Rider           97   104   176   366         97   158   203   366          34   104   176   366
with EGMDBR: age 66-75, GEE and GIA Riders    100   111   188   389        100   165   215   389          37   111   188   389
with GEE Rider                                 94    94   159   333         94   148   186   333          31    94   159   333
with GIA Rider                                 94    95   161   338         94   149   188   338          31    95   161   338
with GEE and GIA Riders                        97   103   174   362         97   157   201   362          34   103   174   362
-------------------------------------------------------------------------------------------------------------------------------
Equity Index
without any rider                              81    56    95   207         81   110   122   207          18    56    95   207
with EGMDBR: age 0-65                          82    59   101   217         82   113   128   217          19    59   101   217
with EGMDBR: age 0-65 and GEE Rider            85    66   114   244         85   120   141   244          22    66   114   244
with EGMDBR: age 0-65 and GIA Rider            85    68   116   249         85   122   143   249          22    68   116   249
with EGMDBR: age 0-65, GEE and GIA Riders      88    76   129   275         88   130   156   275          25    76   129   275
with EGMDBR: age 66-75                         84    65   111   239         84   119   138   239          21    65   111   239
with EGMDBR: age 66-75 and GEE Rider           87    72   124   265         87   126   151   265          24    72   124   265
with EGMDBR: age 66-75 and GIA Rider           87    74   126   270         87   128   153   270          24    74   126   270
with EGMDBR: age 66-75, GEE and GIA Riders     90    82   139   295         90   136   166   295          27    82   139   295
with GEE Rider                                 84    63   108   233         84   117   135   233          21    63   108   233
with GIA Rider                                 84    65   111   239         84   119   138   239          21    65   111   239
with GEE and GIA Riders                        87    72   124   265         87   126   151   265          24    72   124   265
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Small-Cap Index
without any rider                              84    65   112   240         84   119   139   240          21    65   112   240
with EGMDBR: age 0-65                          85    68   117   251         85   122   144   251          22    68   117   251
with EGMDBR: age 0-65 and GEE Rider            88    76   130   276         88   130   157   276          25    76   130   276
with EGMDBR: age 0-65 and GIA Rider            88    78   132   281         88   132   159   281          25    78   132   281
with EGMDBR: age 0-65, GEE and GIA Riders      91    85   145   306         91   139   172   306          28    85   145   306
with EGMDBR: age 66-75                         87    74   127   271         87   128   154   271          24    74   127   271
with EGMDBR: age 66-75 and GEE Rider           90    82   140   296         90   136   167   296          27    82   140   296
with EGMDBR: age 66-75 and GIA Rider           90    84   142   301         90   138   169   301          27    84   142   301
with EGMDBR: age 66-75, GEE and GIA Riders     93    91   155   326         93   145   182   326          30    91   155   326
with GEE Rider                                 87    73   125   266         87   127   152   266          24    73   125   266
with GIA Rider                                 87    74   127   271         87   128   154   271          24    74   127   271
with GEE and GIA Riders                        90    82   140   296         90   136   167   296          27    82   140   296
-------------------------------------------------------------------------------------------------------------------------------
REIT
without any rider                              90    82   140   296         90   136   167   296          27    82   140   296
with EGMDBR: age 0-65                          91    85   145   306         91   139   172   306          28    85   145   306
with EGMDBR: age 0-65 and GEE Rider            93    92   157   330         93   146   184   330          30    92   157   330
with EGMDBR: age 0-65 and GIA Rider            94    94   160   335         94   148   187   335          31    94   160   335
with EGMDBR: age 0-65, GEE and GIA Riders      96   101   172   358         96   155   199   358          33   101   172   358
with EGMDBR: age 66-75                         93    91   155   325         93   145   182   325          30    91   155   325
with EGMDBR: age 66-75 and GEE Rider           95    98   167   349         95   152   194   349          32    98   167   349
with EGMDBR: age 66-75 and GIA Rider           96   100   169   354         96   154   196   354          33   100   169   354
with EGMDBR: age 66-75, GEE and GIA Riders     98   107   182   377         98   161   209   377          35   107   182   377
with GEE Rider                                 92    89   152   320         92   143   179   320          29    89   152   320
with GIA Rider                                 93    91   155   325         93   145   182   325          30    91   155   325
with GEE and GIA Riders                        95    98   167   349         95   152   194   349          32    98   167   349
-------------------------------------------------------------------------------------------------------------------------------
Government Securities
without any rider                              84    66   113   242         84   120   140   242          21    66   113   242
with EGMDBR: age 0-65                          85    69   118   253         85   123   145   253          22    69   118   253
with EGMDBR: age 0-65 and GEE Rider            88    77   131   278         88   131   158   278          25    77   131   278
with EGMDBR: age 0-65 and GIA Rider            88    78   133   283         88   132   160   283          25    78   133   283
with EGMDBR: age 0-65, GEE and GIA Riders      91    86   146   308         91   140   173   308          28    86   146   308
with EGMDBR: age 66-75                         87    75   128   273         87   129   155   273          24    75   128   273
with EGMDBR: age 66-75 and GEE Rider           90    83   141   298         90   137   168   298          27    83   141   298
with EGMDBR: age 66-75 and GIA Rider           90    84   143   303         90   138   170   303          27    84   143   303
with EGMDBR: age 66-75, GEE and GIA Riders     93    92   156   328         93   146   183   328          30    92   156   328
with GEE Rider                                 87    74   126   268         87   128   153   268          24    74   126   268
with GIA Rider                                 87    75   128   273         87   129   155   273          24    75   128   273
with GEE and GIA Riders                        90    83   141   298         90   137   168   298          27    83   141   298
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Managed Bond
without any rider                              85    67   114   244         85   121   141   244          22    67   114   244
with EGMDBR: age 0-65                          86    70   119   255         86   124   146   255          23    70   119   255
with EGMDBR: age 0-65  and GEE Rider           88    77   132   280         88   131   159   280          25    77   132   280
with EGMDBR: age 0-65 and GIA Rider            89    79   134   285         89   133   161   285          26    79   134   285
with EGMDBR: age 0-65, GEE and GIA Riders      91    86   147   310         91   140   174   310          28    86   147   310
with EGMDBR: age 66-75                         88    76   129   275         88   130   156   275          25    76   129   275
with EGMDBR: age 66-75 and GEE Rider           90    83   142   300         90   137   169   300          27    83   142   300
with EGMDBR: age 66-75 and GIA Rider           91    85   144   305         91   139   171   305          28    85   144   305
with EGMDBR: age 66-75, GEE and GIA Riders     93    92   157   330         93   146   184   330          30    92   157   330
with GEE Rider                                 87    74   127   270         87   128   154   270          24    74   127   270
with GIA Rider                                 88    76   129   275         88   130   156   275          25    76   129   275
with GEE and GIA Riders                        90    83   142   300         90   137   169   300          27    83   142   300
-------------------------------------------------------------------------------------------------------------------------------
Money Market
without any rider                              82    58   100   216         82   112   127   216          19    58   100   216
with EGMDBR: age 0-65                          83    61   105   227         83   115   132   227          20    61   105   227
with EGMDBR: age 0-65 and GEE Rider            85    69   118   253         85   123   145   253          22    69   118   253
with EGMDBR: age 0-65 and GIA Rider            86    71   121   258         86   125   148   258          23    71   121   258
with EGMDBR: age 0-65, GEE and GIA Riders      88    78   134   284         88   132   161   284          25    78   134   284
with EGMDBR: age 66-75                         85    68   116   248         85   122   143   248          22    68   116   248
with EGMDBR: age 66-75 and GEE Rider           87    75   128   274         87   129   155   274          24    75   128   274
with EGMDBR: age 66-75 and GIA Rider           88    77   131   279         88   131   158   279          25    77   131   279
with EGMDBR: age 66-75, GEE and GIA Riders     90    84   144   304         90   138   171   304          27    84   144   304
with GEE Rider                                 84    66   113   243         84   120   140   243          21    66   113   243
with GIA Rider                                 85    68   116   248         85   122   143   248          22    68   116   248
with GEE and GIA Riders                        87    75   128   274         87   129   155   274          24    75   128   274
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
without any rider                              84    66   113   243         84   120   140   243          21    66   113   243
with EGMDBR: age 0-65                          85    69   119   254         85   123   146   254          22    69   119   254
with EGMDBR: age 0-65 and GEE Rider            88    77   131   279         88   131   158   279          25    77   131   279
with EGMDBR: age 0-65 and GIA Rider            89    78   134   284         89   132   161   284          26    78   134   284
with EGMDBR: age 0-65, GEE and GIA Riders      91    86   146   309         91   140   173   309          28    86   146   309
with EGMDBR: age 66-75                         88    75   129   274         88   129   156   274          25    75   129   274
with EGMDBR: age 66-75 and GEE Rider           90    83   141   299         90   137   168   299          27    83   141   299
with EGMDBR: age 66-75 and GIA Rider           91    85   144   304         91   139   171   304          28    85   144   304
with EGMDBR: age 66-75, GEE and GIA Riders     93    92   156   329         93   146   183   329          30    92   156   329
with GEE Rider                                 87    74   126   269         87   128   153   269          24    74   126   269
with GIA Rider                                 88    75   129   274         88   129   156   274          25    75   129   274
with GEE and GIA Riders                        90    83   141   299         90   137   168   299          27    83   141   299
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Expenses if you did
                                                                                                         not annuitize or
                                              Expenses if you              Expenses if you               surrender, but left
                                              annuitized                   surrendered                   the money in your
                                              your Contract ($)            your Contract ($)             Contract ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                              1 yr  3 yr  5 yr  10 yr      1 yr  3 yr  5 yr  10 yr       1 yr 3 yr  5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value
without any rider                              87    74   127   271         87   128   154   271          24    74   127   271
with EGMDBR: age 0-65                          88    77   132   281         88   131   159   281          25    77   132   281
with EGMDBR: age 0-65 and GEE Rider            91    85   145   306         91   139   172   306          28    85   145   306
with EGMDBR: age 0-65 and GIA Rider            91    87   147   311         91   141   174   311          28    87   147   311
with EGMDBR: age 0-65, GEE and GIA Riders      94    94   160   335         94   148   187   335          31    94   160   335
with EGMDBR: age 66-75                         90    83   142   301         90   137   169   301          27    83   142   301
with EGMDBR: age 66-75 and GEE Rider           93    91   155   325         93   145   182   325          30    91   155   325
with EGMDBR: age 66-75 and GIA Rider           93    93   157   330         93   147   184   330          30    93   157   330
with EGMDBR: age 66-75, GEE and GIA Riders     96   100   170   354         96   154   197   354          33   100   170   354
with GEE Rider                                 90    82   140   296         90   136   167   296          27    82   140   296
with GIA Rider                                 90    83   142   301         90   137   169   301          27    83   142   301
with GEE and GIA Riders                        93    91   155   325         93   145   182   325          30    91   155   325
-------------------------------------------------------------------------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

Guaranteed Earnings Enhancement GEE Charge Optional Rider

If you purchase the GEE Rider, we deduct annually a Guaranteed Earnings Enhancement Charge "GEE Charge" for expenses related to the GEE Rider. The GEE Charge is equal to 0.25% multiplied by your Contract Value on the date the charge is deducted.

We will deduct the GEE Charge from your Investment Options (in arrears) on a proportionate basis on each Contract Anniversary that the GEE Rider remains in effect.

Any portion of the GEE Charge we deduct from a fixed option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GEE Charge for that Contract Year from the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

Purchasing the Guaranteed Earnings Enhancement GEE Rider Optional

You may purchase the GEE Rider on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the GEE Rider on any Contract Anniversary through December 31, 2002. If you buy the GEE Rider within 30 days after the Contract Date of Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

You may purchase the GEE Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

(a) the date a full withdrawal of the amount available for withdrawal is made under the Contract;

(b) the date a death benefit becomes payable under the Contract; or

(c) the date the Contract is terminated in accordance with the provisions of the Contract; or

(d) the Annuity Date.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Death Benefits:

Optional Guaranteed Earnings Enhancement (GEE) Rider

If you purchase the GEE Rider (subject to state availability), a Guaranteed Earnings Enhancement amount ("GEE Amount") is added to your Contract as follows:
GEE Amount - The GEE Amount is calculated as follows:

  (1) If the age of the oldest Annuitant was age 69 or younger on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

      (a)  40% of Earnings; or

      (b) 40% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

  (2) If the age of the oldest Annuitant was age 70 to 75 on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

      (a) 25% of Earnings; or

      (b) 25% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

For purposes of calculating the GEE Amount:

(1) Earnings are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

(2) Remaining Purchase Payments is defined as (a) or (b) below:

    (a) If the Rider is effective on the Contract Date, Remaining Purchase Payments are equal to:

        (1) the Initial Purchase Payment; plus

        (2) any additional Purchase Payments added; minus

        (3) the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal.

        Withdrawals are assumed to be taken from Earnings first, then from Purchase Payments in the order they were received.

    (b) If the Rider is effective after the Contract Date, Remaining Purchase Payments are equal to:

        (1) the Contract Value on the Effective Date; plus

        (2) any additional Purchase Payments added since the Effective Date of the Rider; minus

        (3) the amount that each withdrawal taken after the Effective Date of the Rider exceeds the amount of Earnings in the Contract accumulated since that date.

        Withdrawals are assumed to be taken first from Earnings accumulated since the Effective Date of the Rider, then from Purchase Payments in the order they were received.

If the Surviving Spouse of the deceased Owner continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date of death of the deceased Owner. If the Surviving Spouse is over age 75 on the date of death, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.

Form No. PPGEE0301

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                           (1) Registrant's Financial Statements

                               Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                 Statements of Assets and Liabilities
                                 Statements of Operations
                                 Statements of Changes in Net Assets
                                 Notes to Financial Statements

                           (2) Depositor's Financial Statements

                               Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                                 Independent Auditors' Report
                                 Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                 Notes to Consolidated Financial Statements

                    (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network) /1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /1/

                    4.   (a)  Form of Individual Flexible Premium Variable
                              Accumulation Annuity Contract /2/

                         (b)  Qualified Plan Loan Endorsement /1/

                         (c)  Qualified Pension Plan Rider /1/

                         (d)  403(b) Tax-Sheltered Annuity Rider /2/

                         (e)  Section 457 Plan Rider /1/

                         (f) Endorsement for 403(b) Texas Optional Retirement Program (ORP) /1/

                         (g) Individual Retirement Annuity Rider (Form 20-13900) /8/

                         (h) Roth Individual Retirement Annuity Rider (Form R-RIRA 198) /3/

                         (i) Simple Individual Retirement Annuity Rider (Form 20-13400) /8/

                         (j)  DCA Plus Fixed Option Endorsement
                              (Form E-DCA 697)/3/

                         (k) Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398) /3/

                         (l) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB 398) /3/

                         (m) Guaranteed Income Advantage Rider (Form 23-113499) /5/

                         (n) Guaranteed Earnings Enhancement (GEE) Rider (Form No. 20-14900)

                    5.   (a)  Variable Annuity Application. (Form No. 25-12410)
                              /8/

                         (b)  Variable Annuity PAC APP /1/

                         (c)  Application/Confirmation Form/6/

                         (d) Form of Guaranteed Earnings Enhancement (GEE) Rider Request Application

                    6.   (a)  Pacific Life's Articles of Incorporation /3/

                         (b)  By-laws of Pacific Life /3/

                    7.   Not applicable

                    8.   Fund Participation Agreement/6/

                    9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered. /1/

                    10.  Independent Auditors' Consent/7/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/7/

                    14.  Not applicable

                    15.  Powers of Attorney/6/

                    16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-99-000659 filed on April 15, 1999 and incorporated by reference.

/5/ Included in Registrant's Form 497, File No. 33-88460, Accession No. 0001017062-99-001607 filed on September 14, 1999 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000577 filed on February 29, 2000 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on April 21, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on December 7, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                       Positions and Offices
Name and Address       with Pacific Life

Thomas C. Sutton       Director, Chairman of the Board, and Chief Executive
                       Officer

Glenn S. Schafer       Director and President

Khanh T. Tran          Director, Executive Vice President and Chief Financial
                       Officer

David R. Carmichael    Director, Senior Vice President and General Counsel

Audrey L. Milfs        Director, Vice President and Corporate Secretary

Edward R. Byrd         Vice President and Controller

Brian D. Klemens       Vice President and Treasurer

Gerald W. Robinson     Executive Vice President
______________________________
The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 28,838 Qualified
                        31,648 Non Qualified

Item 28.  Indemnification

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD" formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (a)(1) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 2nd day of March, 2001.

                               SEPARATE ACCOUNT A
                                   (Registrant)
                               By: PACIFIC LIFE INSURANCE COMPANY

                               By: __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer


                               By: PACIFIC LIFE INSURANCE COMPANY
                                   (Depositor)

                               By: __________________________________________
                                   Thomas C. Sutton*
                                   Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature          Title                                      Date

_____________________   Director, Chairman of the Board            March 2, 2001
Thomas C. Sutton*       and Chief Executive Officer


_____________________   Director and President                     March 2, 2001
Glenn S. Schafer*


_____________________   Director, Executive Vice President         March 2, 2001
Khanh T. Tran*          and Chief Financial Officer


_____________________   Director, Senior Vice President            March 2, 2001
David R. Carmichael*    and General Counsel


_____________________   Director, Vice President and               March 2, 2001
Audrey L. Milfs*        Corporate Secretary


_____________________   Vice President and Controller              March 2, 2001
Edward R. Byrd*


_____________________   Vice President and Treasurer               March 2, 2001
Brian D. Klemens*


_____________________   Executive Vice President                   March 2, 2001
Gerald W. Robinson*


*By: _____________________________                                 March 2, 2001
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6, to the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, File No. 33-88460, Accession No. 0001017062-00-000577, as Exhibit 15.)